UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 75.72%

Commerce-Banks Central US - 7.11%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	$ 62,560
50,000	GE Capital Retail Bank CD, 1.750%, 04/02/2017	51,000
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	51,425
		164,985
Commerce-Banks Eastern US - 15.98%
75,000	American Express Centurion CD, 1.550%, 12/22/2014	75,963
50,000	American Express Centurion CD, 1.400%, 10/06/2014	50,574
50,000	Discover Bank CD, 1.450%, 03/01/2017	51,211
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,773
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	50,798
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,659
50,000	Goldman Sachs Bank CD, 1.750%, 12/21/2015	50,940
		370,918
Commerce-Banks Southern US - 1.29%
30,000	Regions Financial Corp., 4.875%, 04/26/2013	30,045

Commercial Banks-Non US - 3.29%
75,000	Abbey National Treasury Service, 2.875%, 04/25/2014	76,312

Computer Equipment - 1.08%
25,000	Hewlett Packard Co., 1.550%, 05/30/2014	25,102

Diversified Banking Institution - 12.46%
75,000	Bank of America Corp., 4.500%, 04/01/2015	79,472
100,000	Citigroup, Inc., 5.000%, 09/15/2014	105,003
25,000	Goldman Sachs Group, Inc., 3.700%, 08/01/2015	26,421
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	25,966
50,000	Morgan Stanley, 3.450%, 11/02/2015	52,399
		289,261
Electric Services - 2.21%
50,000	LG&E KU Energy LCC, 2.125%, 11/15/2015	51,180

Finance Investor Broker-Banker - 4.79%
100,000	Merrill Lynch, 6.050%, 05/16/2016 MTN	111,178

Medical-HMO - 4.45%
100,000	United Health Group, 4.750%, 02/10/2014	103,353

Multi-Line Insurance - 7.85%
25,000	American International Group, 3.650%, 01/15/2014	25,583
25,000	Genworth Financial, Inc., 4.950%, 10/01/2015	26,621
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	52,426
75,000	Hartford Financial Services Group, Inc., 4.750%, 03/01/2014	77,582
		182,212
Oil Refining & Marketing - 1.46%
30,000	Sunoco, Inc., 5.750%, 01/15/2017	33,839

Printing-Commercial - 1.33%
30,000	Donnelley R.R. & Sons, Co., 4.950%, 04/01/2014	30,825

Retail-Consumer Electronics - 1.29%
30,000	Best Buy Co., Inc., 3.750%, 03/15/2016	30,000

Sovereign Agency - 5.32%
39,000	Federal Farm Credit Bank, 4.750%, 12/12/2013	40,254
80,000	Federal National Mortgage Association, 2.625%, 11/20/2014	83,127
		123,381
Steel-Producers - 2.23%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	51,822

B104Telephone-Integrated - 1.40%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	32,475

Tobacco - 2.17%
50,000	Philip Morris International, Inc., 4.875%, 05/16/2013	50,278

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,717,227) - 75.72%		1,757,166

EXCHANGE TRADED FUNDS - 12.34%

Government/Agency Bonds - 6.27%
1,200	iShares Lehman TIPS Bond	145,522

Mortgage Backed Securities - 6.07%
2,700	Vanguard Mortgage-Backed Securities	140,791

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $264,915) - 12.34%		286,313

REAL ESTATE INVESTMENT TRUSTS - 4.57%
100,000	Health Care REIT, Inc., 3.625%, 3/15/2016	105,948

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 4.57%		105,948

REVENUE BONDS - 4.25%
50,000	Puerto Rico Infrastructure Fing Auth Revenue 2.990%, 06/15/2013	49,984
50,000	Government Development Bank for Puerto Rico, 3.8775%, 02/01/2012	48,551

TOTAL FOR REVENUE BONDS (Cost $100,374) - 4.25%		98,535

SHORT TERM INVESTMENTS - 2.32%
53,824	Federated Prime Obligation Fund-Institutional Shares 0.09% ** (Cost $53,824)	53,824

TOTAL INVESTMENTS (Cost $2,233,840) - 99.19%		$ 2,301,786

OTHER ASSETS LESS LIABILITIES - .81%		18,875

NET ASSETS - 100.00%		$ 2,320,661

** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,233,840 amounted to $67,945, which consisted of aggregate gross unrealized appreciation of $75,780 and aggregate gross unrealized depreciation of $7,835.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$286,313	$0	$0	$286,313
Convertible Bonds	$0	$1,757,166	$0	$1,757,166
REITS	105,948	$0	$0	$105,948
Revenue Bonds	98,535	$0	$0	98,535
Cash Equivalents	$53,824	$0	$0	$53,824
Total	$544,620	$1,757,166	$0	$2,301,786

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 72.01%

Commerce-Banks Eastern US - 14.37%
50,000	American Express Centurion CD, 1.150%, 12/23/2013	$ 50,236
100,000	American Express Centurion CD, 1.550%, 12/22/2014	101,285
25,000	Goldman Sachs Bank CD, 1.150%, 08/24/2015	25,105
		176,626
Commerce-Banks Western US - 9.73%
38,000	Capmark Bank CD, 5.000%, 07/02/2013	38,436
50,000	GE Capital Financial CD, 1.300%, 06/16/2014	50,380
30,000	Morgan Stanley CD, 4.250%, 12/26/2013	30,822
		119,638
Commercial Banks-Non US - 4.09%
50,000	BBVA US SNR SA Uniper, 3.250%, 05/16/2014	50,302

Computer Equipment - 4.08%
50,000	Hewlett Packard Co., 1.550%, 05/302014	50,203

Diversified Banking Institution - 12.67%
50,000	Bank of America Corp., 5.125%, 11/15/2014	53,177
50,000	Morgan Stanley, 2.875%, 01/24/2014	50,821
50,000	Morgan Stanley, 4.750%, 04/01/2014	51,692
		155,690
Finance-Auto Loans - 4.04%
50,000	Ford Motor Credit Co., LLC, 2.000%, 09/20/2015	49,656

Finance Investor Broker-Banker - 2.13%
25,000	Jefferies Group, Inc., 3.875%, 11/09/2015	26,125

Multi-Line Insurance - 8.60%
50,000	Genworth Financial, Inc., 4.950%, 10/01/2015	53,243
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	52,426
		105,669
Sovereign Agency - 4.16%
25,000	Federal Home Loan Bank, 4.000%, 12/13/2013	25,675
25,000	Federal National Mortgage Association, 4.220%, 09/26/2013	25,501
		51,176
Telephone-Integrated - 8.14%
100,000	Telefonica S.A., 2.582%, 04/26/2013	100,098

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $878,632) - 72.01%		$ 885,183

EXCHANGE TRADED FUNDS - 8.83%

Corporate/Preferred - 1.96%
300	Vanguard Short-Term Corporate Bond Index Fund	24,101

Government/Agency Bonds - 6.87%
1,000	iShares Lehman 1-3 Year Treasury Bond	84,470

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,649) - 8.83%		$ 108,571

REVENUE BOND - 8.13%
100,000	Puerto Rico Infrastructure Fing Auth Revenue, 2.990%, 06/15/2013	99,968

TOTAL FOR REVENUE BOND (Cost $100,498) - 8.13%		$ 99,968

SHORT TERM INVESTMENTS - 10.32%
126,846	Federated Prime Obligations Fund-Institutional Shares 0.09% ** (Cost $126,846)	126,846

TOTAL INVESTMENTS (Cost $1,213,625) - 99.30%		1,220,568

OTHER ASSETS LESS LIABILITIES - .70%		8,643

NET ASSETS - 100.00%		$ 1,229,211

** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,213,625 amounted to $6,941, which consisted of aggregate gross unrealized appreciation of $15,594 and aggregate gross unrealized depreciation of $8,653.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$0	$0	$0	$0
Exchange Traded Funds	$108,571	$0	$0	$108,571
Convertible Bonds	$0	$885,183	$0	$885,183
Revenue Bonds	$99,968	$0	$0	$99,968
Cash Equivalents	$126,846	$0	$0	$126,846
Total	$335,385	$885,183	$0	$1,220,568

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 12.52%

Agricultural Chemicals - .65%
350	Mosaic Co.	$ 20,864

Beverages - .74%
300	Pepsico, Inc.	23,733

Computer & Office Equipment - .66%
100	International Business Machines Corp.	21,330

Computer Storage Devices - .74%
1,000	EMC Corp. *	23,890

Converted Paper & Paperboard Products - .61%
200	Kimberly Clark Corp.	19,596

Crude Petroleum & Natural Gas - 1.02%
200	Anadarko Petroleum Corp.	17,490
200	Apache Corp.	15,432
		32,922
Electric Services - 1.99%
300	First Energy Corp.	12,660
900	PPL Corp.	28,179
500	Southern Co.	23,460
		64,299
Electronic Connectors - .69%
300	Amphenol Corp. Class-A	22,395

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - .79%
400	Beam, Inc.	25,416

Laboratory Analytical Instruments - .29%
100	Waters Corp. *	9,391

Leather & Leather Products - .31%
200	Coach, Inc.	9,998

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.04%
200	V.F. Corp.	33,550

National Commercial Banks - .46%
400	Wells Fargo & Co.	14,796

Petroleum Refining - .84%
200	BP Prudhoe Bay Royalty Trust	16,698
200	HollyFrontier Corp.	10,290
		26,988
Retail-Variety Stores - .66%
200	Costco Wholesale Corp.	21,222

Semiconductors & Related Devices - .80%
700	Microchip Technology, Inc.	25,739

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - .24%
100	Procter & Gamble Co.	7,706

TOTAL FOR COMMON STOCK (Cost $318,710) - 12.52%		$ 403,835

EXCHANGE TRADED FUNDS - 19.33%

Growth: Large Cap - 7.31%
900	iShares S&P 500 Index	$ 141,624
600	SPDRs S&P 500	94,002
		235,626
Growth: Mid Cap - 6.28%
2,900	iShares Russell Midcap Growth Index Fund	202,623

Sector Fund: Energy - .25%
200	iShares S&P North American Natural Resources	8,114

Sector Fund: Health & Biotech - 2.52%
200	iShares Dow Jones US Healthcare Sector Index	19,284
600	iShares Dow Jones US Medical Devices Index	45,918
100	iShares Nasdaq Biotechnology	15,993
		81,195
Sector Fund: Real Estate - 1.52%
400	iShares Dow Jones US Real Estate	27,792
300	Vanguard REIT Index	21,159
		48,951
Sector Fund: Undefined Equity - 1.45%
700	Consumer Staples Select Sector SPDR	27,839
350	Market Vectors-Agribusiness	18,953
		46,792

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $476,887) - 19.33%		$ 623,301

OPEN-END MUTUAL FUNDS - 65.24%

7,149	AF Fundamental Investors Fund Class F-1	$ 315,832
17,354	Brown Advisory Growth Equity Fund Institutional	278,532
1,958	Calamos Growth Fund Class-A	97,336
12,203	Franklin Rising Dividends Fund Class-A	513,132
3,647	Heartland Select Value	119,000
4,520	Mairs & Power Growth Fund	424,783
16,611	Yacktman Funds	355,632

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,285,530) - 65.24%		$ 2,104,247

REAL ESTATE INVESTMENT TRUSTS - 1.34%

300	American Tower Corp.	$ 23,076
200	Boston Properties, Inc.	20,212

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $39,722) - 1.34%		$ 43,288

SHORT TERM INVESTMENTS - 1.42%
45,811	Federated Prime Obligations Fund-Institutional Shares 0.09% ** (Cost $45,811)	45,811

TOTAL INVESTMENTS (Cost $2,166,660) - 99.85%		3,220,482

OTHER ASSETS LESS LIABILITIES - .15%		4,746

NET ASSETS - 100.00%		$ 3,225,228

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,166,660 amounted to $1,053,817, which consisted of aggregate gross unrealized appreciation of $1,055,772 and aggregate gross unrealized depreciation of $1,955.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$403,835	$0	$0	$403,835
Exchange Traded Funds	$623,301	$0	$0	$623,301
REIT	$43,288	$0	$0	$43,288
Mutual Funds	$2,104,247	$0	$0	$2,104,247
Cash Equivalents	$45,811	$0	$0	$45,811
Total	$3,220,482	$0	$0	$3,220,482

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 5.04%

Crude Petroleum & Natural Gas- .21%
1,500	Pengrowth Energy Corp.	$ 7,650

Footwear, (No Rubber) - .24%
200	Steve Madden Ltd. *	8,646

Miscellaneous Food Preparation - 1.27%
6,000	Inventure Foods, Inc. *	46,680

Petroleum Refining - .46%
200	BP Prudhoe Bay Royalty Trust Co.	16,698

Pharmaceutical Preparations- .66%
9,000	Apricus Biosciences, Inc. *	24,120

Railroad Equipment - .38%
300	American Railcar Industries, Inc.	14,022

Semiconductors & Related Devices - .62%
400	NVE Corp. *	22,568

Surgical & Medical Instruments - .32%
200	ICU Medical, Inc. *	11,790

Telephone Communications - .17%
5,000	Elephant Talk Communications Corp. *	6,100

Wholesale-Hardware & Plumbing - .46%
200	Watsco, Inc.	16,836

Wholesale-Misc Durable Goods - .26%
200	Pool Corp.	9,600

TOTAL FOR COMMON STOCK (Cost $148,390) - 5.04%		$ 184,710

EXCHANGE TRADED FUNDS - 30.71%

Growth: Small Cap - 15.11%
600	iShares Russell 2000 Index Fund	$ 56,658
800	iShares Russell 2000 MicroCap Index	46,928
4,400	iShares S&P Smallcap 600 Growth	450,672
		554,258
Sector Fund: Utility - .37%
700	PowerShares Global Water Portfolio	13,426

Value: Mid Cap - .77%
400	WisdomTree Midcap Earnings Fund	28,220

Value: Small Cap - 14.46%
1,900	iShares Russell 2000 Value Index Fund	159,239
6,500	WisdomTree Smallcap Dividend Fund	370,890
		530,129

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $874,418) - 30.71%		$ 1,126,033

OPEN-END MUTUAL FUNDS - 56.68%

8,927	Columbia Acorn Fund Class-Z	$ 298,624
11,168	Franklin MicroCap Value Fund Class-A	399,157
5,922	Keeley Small Cap Value Fund Class-A	193,778
10,971	Royce MicroCap Investment Fund	166,101
7,251	Satuit Capital MicroCap Fund Class-A	250,452
13,178	The Aberdeen Small Cap Fund Class-A *	244,313
81,795	Wasatch Smallcap Value Fund *	362,353
10,393	William Blair Value Discovery Fund I	163,789

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,688,888) - 56.68%		$ 2,078,567

REAL ESTATE INVESTMENT TRUSTS - 1.61%
600	Eastgroup Properties, Inc.	34,920
1,500	Medical Properties Trust, Inc.	24,060

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $40,229) - 1.61%		$ 58,980

SHORT TERM INVESTMENTS - 5.62%
206,155	Federated Prime Obligations Fund-Institutional Shares 0.09% ** (Cost $206,155)	206,155

TOTAL INVESTMENTS (Cost $2,958,080) - 99.65%		3,654,445

OTHER ASSETS LESS LIABILITIES - .35%		12,809

NET ASSETS - 100.00%		$ 3,667,254

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,958,080 amounted to $696,358, which consisted of aggregate gross unrealized appreciation of $771,630 and aggregate gross unrealized depreciation of $75,272.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$184,710	$0	$0	$184,710
Exchange Traded Funds	$1,126,033	$0	$0	$1,126,033
REITS	$58,980	$0	$0	$58,980
Mutual Funds	$2,078,567	$0	$0	$2,078,567
Cash Equivalents	$206,155	$0	$0	$206,155
Total	$3,654,445	$0	$0	$3,654,445

	Staar International Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 4.26%

Agricultural Chemicals - .28%
200	Potash Corp. of Saskatchewan, Inc.	$ 7,850

Beverages - 1.37%
300	Diago Plc ADR	37,752

Meat Packing Plants - .40%
500	BRF Brasil Foods S.A. ADR	11,055

Services-Business Services, NEC - 1.38%
500	Accenture Plc. Class-A	37,985

Services-Equipment Rental & Leasing - .50%
350	Textainer Group Holding Ltd.	13,843

Switchgear & Switchboard Apparatus - .33%
400	ABB Ltd. ADR	9,104

TOTAL FOR COMMON STOCK (Cost $79,046) - 4.26%		$ 117,589

EXCHANGE TRADED FUNDS - 17.67%

Emerging Markets: Equity - 1.55%
1,000	iShares MSCI Emerging Markets Index Fund	$ 42,770

Equity: Blend - .90%
600	WisdomTree DIEFA High Yield Equity Fund	24,996

Equity: Large Cap - 3.48%
1,100	WisdomTree International Dividend Top 100 Fund	46,310
900	WisdomTree International Small Cap Dividend Fund	49,869
		96,179
International Country Fund - 5.35%
700	iShares MSCI Australia Index Fund	18,928
300	iShares MSCI Brazil Index Fund	16,344
400	iShares MSCI Canada Index Fund	11,404
100	iShares MSCI Chile Index Fund	6,491
2,000	iShares MSCI Malaysia Index Fund	29,940
1,800	iShares MSCI Singapore Index Fund	25,128
500	WisdomTree Australia Dividend Fund	32,385
400	WisdomTree India Earnings Fund	7,186
		147,806
International Equity - 3.07%
2,200	Builders Emerging Markets 50 ADR Index	84,920

International Region Fund - 1.86%
1,000	iShares S&P Latin American 40 Index Fund	43,650
100	SPDR S&P Emerging Asia Pacific ETF	7,629
		51,279
Investment Management - 1.45%
900	iShares MSCI Indonesia Investable Market Index Fund	31,356
300	iShares MSCI Switzerland Index Fund	8,808
		40,164

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $457,556) - 17.67%		$ 488,114

OPEN-END MUTUAL FUNDS - 70.76%
8,394	American Europacific Growth Fund Class-F-1	$ 353,805
7,906	Calamos International Growth Class-A	143,265
5,014	Harbor International Institutional Class	318,007
5,037	Putnam International Capital Opportunity Fund Class-A	175,945
12,986	Sextant International Fund	199,460
17,454	T. Rowe Price International Growth & Income Fund	235,972
12,683	Templeton Developing Markets Fund Class-A	302,365
15,031	The Aberdeen International Equity Fund Institutional Service Class	225,767

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,353,715) - 70.76%		$ 1,954,586

SHORT TERM INVESTMENTS - 7.25%
200,219	Federated Prime Obligations Fund-Institutional Shares 0.09% ** (Cost $200,219)	200,219

TOTAL INVESTMENTS (Cost $2,090,536) - 99.93%		2,760,508

LIABILITIES IN EXCESS OF OTHER ASSETS - .07%		1,928

NET ASSETS - 100.00%		$ 2,762,436

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,090,536 amounted to $669,970, which consisted of aggregate gross unrealized appreciation of $683,954 and aggregate gross unrealized depreciation of $13,984.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$117,589	$0	$0	$117,589
Exchange Traded Funds	$488,114	$0	$0	$488,114
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,954,586	$0	$0	$1,954,586
Cash Equivalents	$200,219	$0	$0	$200,219
Total	$2,760,508	$0	$0	$2,760,508

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 13.36%

Beverages - 1.25%
300	Diago Plc ADR	$ 37,752

Computer Storage Devices - 1.10%
1,400	EMC Corp. *	33,446

Converted Paper & Paper Products (No Containers/Boxes) - .16%
50	Kimberly Clark Corp.	4,899

Crude Petroleum & Natural Gas - .83%
200	Anadarko Petroleum Corp.	17,490
1,500	Pengrowth Energy Corp.	7,650
		25,140
Electric Services - 1.40%
900	PPL Corp.	28,179
300	Southern Co.	14,076
		42,255
Laboratory Analytical Instruments - .31%
100	Waters Corp. *	9,391

Larger Co. Stocks - .76%
300	Apache Corp.	23,148

Leather & Leather Products - .33%
200	Coach, Inc.	9,998

Men's & Boys' Furnishings, Work Clothing & Allied Garments - .83%
150	V.F. Corp.	25,162

Miscellaneous Food Preparation - 1.16%
4,500	Inventure Foods, Inc. *	35,010

Petroleum Refining - 1.30%
350	BP Prudhoe Bay Royalty Trust Co.	29,222
200	Hollyfrontier Corp.	10,290
		39,512
Pharmaceutical Preparations - .54%
400	Bristol Myers Squibb Co.	16,476

Retail-Variety Stores - .70%
200	Costco Wholesale Corp.	21,222

Semiconductors & Related Devices - .56%
300	NVE Corp. *	16,926

Services-Business Services, NEC - .75%
300	Accenture Plc. Class-A	22,791

Services-Equipment Rental & Leasing, NEC - .78%
600	Textainer Group Holding Ltd.	23,730

Surgical & Medical Instruments - .58%
300	ICU Medical, Inc. *	17,685

TOTAL FOR COMMON STOCK (Cost $293,263) - 13.36%		$ 404,543

EXCHANGE TRADED FUNDS - 32.94%

Commodity - .27%
300	iShares Silver Trust *	8,229

Emerging Market: Equity - .71%
500	iShares MSCI Emerging Markets Index Fund	21,385

Growth: Large Cap - 5.71%
800	iShares S&P Index Fund	125,888
300	SPDR S&P 500	47,001
		172,889
Growth: Mid Cap - 8.54%
3,700	iShares Russell Midcap Growth Index Fund	258,519

Growth: Small Cap - 2.14%
300	iShares Russell 2000 Index Fund	28,329
300	iShares Russell MicroCap Index Fund	17,598
200	iShares S&P SmallCap 600 Growth Fund	18,778
		64,705
International Country Fund - 2.19%
1,000	iShares MSCI Australia Index Fund	27,040
200	iShares MSCI Brazil Index Fund	10,896
100	iShares MSCI Chile Investable Market Index Fund	6,491
900	iShares MSCI Malaysia Index Fund	13,473
600	iShares MSCI Singapore Index Fund	8,376
		66,276
International Equity - .89%
700	Builders Emerging Markets 50 ADR Index Fund	27,020

International Region Fund - .50%
200	SPDR S&P Emerging Asia Pacific Fund	15,258

Sector Fund: Energy - .26%
200	iShares S&P Global Energy Sector Index Fund	7,986

Sector Fund: Health & Biotech - 3.94%
200	iShares DJ US Health Care Sector Index Fund	19,284
600	iShares DJ US Medical Devices Index Fund	45,918
200	iShares NASDAQ Biotechnology Index Fund	31,986
300	iShares S&P Global Healthcare Sector Index Fund	22,110
		119,298
Sector Fund: Real Estate - 2.61%
200	iShares DJ US Real Estate Index Fund	13,896
200	SPDR DJ Global Real Estate ETF	8,864
800	Vanguard REIT Index	56,424
		79,184
Sector Fund: Technology - 1.38%
600	iShares S&P Global Technology Sector Fund	41,864

Sector Fund: Undefined Equity - 2.50%
800	IQ Global Agribusiness Small Cap ETF	21,209
200	iShares S&P Global Consumer Staples Index Fund	16,502
700	Market Vectors-Agribusiness	37,905
		75,616
Sector Fund: Utility - 1.06%
400	iShares S&P Global Infrastructure Fund	14,868
900	PowerShares Global Water Portfolio	17,262
		32,130
Value: Mid Cap - .23%
100	WisdomTree Midcap Earnings Fund	7,055

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $799,356) - 32.94%		$ 997,414

OPEN-END MUTUAL FUNDS - 45.38%

1,869	American Smallcap World Fund Class-F-1	$ 80,668
8,648	Franklin Mutual Discovery Fund Class-A	264,361
5,985	Franklin Natural Resources Fund Class-A *	206,359
13,441	Live Oak Health Sciences Fund	215,062
7,722	Matthews Asian Growth & Income Fund	150,034
1,802	Permanent Portfolio Fund	88,142
2,542	Vanguard Energy Fund	158,721
1,318	Vanguard Health Care Fund	210,876

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $955,319) - 45.38%		$ 1,374,223

REAL ESTATE INVESTMENT TRUSTS - 1.88%
250	American Tower Corp.	$ 19,230
200	Boston Properties, Inc.	20,212
300	Eastgroup Properties, Inc.	17,460

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $51,886) - 1.88%		$ 56,902

SHORT TERM INVESTMENTS - 6.08%
184,057	Federated Prime Obligations Fund-Institutional Shares 0.09%** (Cost $184,057)	184,057

TOTAL INVESTMENTS (Cost $2,283,881) - 99.63%		$ 3,017,139

OTHER ASSETS LESS LIABILITIES - .37%		11,165

NET ASSETS - 100.00%		$ 3,028,304

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,283,881 amounted to $733,239, which consisted of aggregate gross unrealized appreciation of $750,700 and aggregate gross unrealized depreciation of $17,461.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$404,543	$0	$0	$404,543
Exchange Traded Funds	$997,414	$0	$0	$997,414
REITS	$56,902	$0	$0	$56,902
Mutual Funds	$1,374,223	$0	$0	$1,374,223
Cash Equivalents	$184,057	$0	$0	$184,057
Total	$3,017,139	$0	$0	$3,017,139

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: May 22, 2013

The STAAR Investment Trust

(Registrant)

Date: May 22, 2013